Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,236,456.56
Previously Paid Amount	2,932.75
Total Fee Amount	2,932.75
Total Offset Amount	0.00
Net Fee	$ 0.00